LEASES (Details - Future minimum operating lease payments) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Leases
2025	$ 0
2026	0
2027 and later	0
Total lease payments	0
Less imputed interest	0
Total lease obligations	0		$ 564,945
Less current lease obligations	0	$ (80,400)	(80,400)
Long-term lease obligations	$ 0	$ 447,009	$ 484,545